Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
As at July 1	$ 1,788	$ 1,636	$ 17,698
Recognized during the year	16,399
Impairment losses			(16,124)
Foreign exchange	(6)	152	63
Carrying value	$ 18,181	$ 1,788	$ 1,636